FVM - Movements of level 3 instruments - Assets (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 0.8
Balance at the end of the period	0.9
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.5
Balance at the end of the period	1.1
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3.4
Balance at the end of the period	3.1
Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	22.6	$ 1.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.3	(0.5)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.3)	(0.6)
Purchases	0.9	0.5
Sales	(11.6)	(1.9)
Issuances	0.8	1.1
Settlements	(5.7)	(0.0)
Transfers into Level 3	1.6	0.1
Transfers out of Level 3	(0.7)	(0.3)
Foreign currency translation	(0.1)	0.0
Balance at the end of the period	8.0	26.7
Financial assets at fair value held for trading | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		26.2
Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.3	0.1
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income		0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0.0
Purchases		0.0
Sales		(0.0)
Issuances		0.0
Settlements		(0.0)
Transfers into Level 3		0.0
Transfers out of Level 3		(0.0)
Foreign currency translation		0.0
Balance at the end of the period	0.2	0.1
Financial assets at fair value held for trading | Investment fund units | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0.1
Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.3	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	(0.4)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.4)
Purchases	0.3	0.3
Sales	(0.5)	(0.6)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	0.9	1.0
Financial assets at fair value held for trading | Corporate and municipal bonds | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		1.1
Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	19.6	0.6
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.5	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.2)	(0.1)
Purchases	0.4	0.0
Sales	(9.9)	(1.1)
Issuances	0.8	1.1
Settlements	(5.7)	(0.0)
Transfers into Level 3	1.4	0.0
Transfers out of Level 3	(0.6)	(0.2)
Foreign currency translation	(0.1)	0.0
Balance at the end of the period	6.4	23.5
Financial assets at fair value held for trading | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		23.1
Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0
Purchases	0.0
Sales	(0.0)
Issuances	0.0
Settlements	(0.0)
Transfers into Level 3	0.0
Transfers out of Level 3	(0.1)
Foreign currency translation	0.0
Balance at the end of the period	0.2
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2.6	1.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.6	0.5
Settlements	(0.5)	(0.3)
Transfers into Level 3	0.3	0.1
Transfers out of Level 3	(0.6)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of the period	2.3	3.0
Derivative financial instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		1.4
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.4	0.5
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.1
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.1	0.1
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.1
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	0.4	0.8
Derivative financial instruments | Interest rate contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0.2
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.3	0.7
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	(0.1)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.5	0.3
Settlements	(0.2)	(0.2)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.4)	(0.2)
Foreign currency translation	0.0	0.0
Balance at the end of the period	1.2	1.1
Derivative financial instruments | Equity / index contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0.5
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0.5	0.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.1	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	0.5	0.6
Derivative financial instruments | Credit derivative contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0.2
Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8.4	3.7
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.2)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.3)	0.0
Purchases	0.3	0.5
Sales	(0.2)	(0.4)
Issuances	1.1	0.0
Settlements	(1.7)	(0.0)
Transfers into Level 3	0.5	0.1
Transfers out of Level 3	(0.2)	(0.1)
Foreign currency translation	(0.1)	0.0
Balance at the end of the period	7.9	8.0
Financial assets at fair value not held for trading | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		4.2
Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2.3	0.7
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.2	0.2
Sales	(0.0)	(0.0)
Issuances	0.7	0.0
Settlements	(0.3)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.1)
Foreign currency translation	(0.1)	0.0
Balance at the end of the period	2.6	1.6
Financial assets at fair value not held for trading | Loans | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		0.8
Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3.1	0.8
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(0.1)	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(0.1)	0.0
Purchases	0.0	0.2
Sales	(0.1)	(0.1)
Issuances	0.0	0.0
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	(0.1)	0.0
Balance at the end of the period	2.9	3.1
Financial assets at fair value not held for trading | Equity instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		2.1
Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1.2	1.3
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0.0	0.0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.0	0.0
Settlements	(1.1)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of the period	$ 0.2	1.3
Financial assets at fair value not held for trading | Auction rate securities | Credit Suisse
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Assets acquired		$ 0.0